Revenue	12 Months Ended
Sep. 30, 2023
Revenue [Abstract]
Revenue

6.      Revenue

For the year ended September 30, 2023 and 2022, the Company generated only point-in-time revenue.

Contract balances

The Company’s contract balances primarily consist of trade accounts receivable (note 7) and contract liabilities related to payments received from customers in advance of shipping goods. The Company recorded the following activity related to customer prepayments, which are recorded as deferred revenue within “Accounts payable and accrued liabilities” (note 12):

	As at September 30,
	2023 $	2022 $	2021 $
Balance, beginning of year	311,516	5,845	100,271
Additions to prepayments received in the year	2,862,150	2,178,427	2,046,289
Customer fulfillments from accrual	(2,069,437)	(1,872,756)	(2,140,715)
Balance, end of year	1,104,229	311,516	5,845